Short Term Liabilities to Banks and Others (Tables)	12 Months Ended
Dec. 31, 2017
Short Term Liabilities to Banks and Others [Abstract]
Schedule of short term liabilities to banks and others

	December 31,		December 31,
	2017		2016	2017
	Interest rate	Linkage
	%	basis

Bank credit	2-3.1	NIS (Unlinked)	$-	$947
Bank credit	US Prime -0.2	USD (Unlinked)	996	2,125
Short-term bank loans	1.6-2.5	NIS (Unlinked)	42,336	22,910
Current maturities of long-term loans from banks and other financial institutions (1)	2.6-5.81	NIS (Unlinked)	40,054	42,839
Current maturities of long-term loans from banks(1)	Libor +2.2 - 5	USD (Unlinked)	-	862
Accumulated interest on long-term loans from other financial institutions(1)	2.6-5.5	NIS (Unlinked)	1,338	1,136
Other			36	-
Total			$84,760	$70,819

(1) See Note 14